ATA Creativity Global ("Parent Company") - Condensed Balance Sheets (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Cash and cash equivalents	¥ 112,723,433	$ 17,275,622	¥ 154,197,758
Prepaid expenses and other current assets	5,970,973	915,092	16,490,369
Subscription receivable			8,530,931
Loan receivable, net			4,126,502
Total assets	575,621,032	88,217,783	676,089,833
Accrued expenses and other payables	47,020,182	7,206,160	47,747,054
Total liabilities	327,874,800	50,249,012	325,558,213
Common shares	4,716,675	722,862	4,692,312
Treasury shares	(11,625,924)	(1,781,751)	(27,737,073)
Additional paid-in capital	541,272,503	82,953,640	560,814,066
Accumulated other comprehensive loss	(37,424,722)	(5,735,590)	(37,478,167)
Accumulated deficit	(298,533,669)	(45,752,286)	(200,151,065)
Total shareholders’ equity attributable to ATA Creativity Global	198,404,863	30,406,875	300,140,073
Total liabilities, mezzanine equity and shareholders’ equity	575,621,032	88,217,783	676,089,833
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Cash and cash equivalents	2,486,636	381,094	77,996,136
Prepaid expenses and other current assets	3,983	610	13,154
Subscription receivable			8,530,931
Loan receivable, net			4,126,502
Investments in subsidiaries	198,028,805	30,349,242	213,391,690
Total assets	200,519,424	30,730,946	304,058,413
Accrued expenses and other payables	2,114,561	324,071	3,918,340
Total liabilities	2,114,561	324,071	3,918,340
Common shares	4,716,675	722,862	4,692,312
Treasury shares	(11,625,924)	(1,781,751)	(27,737,073)
Additional paid-in capital	541,272,503	82,953,640	560,814,066
Accumulated other comprehensive loss	(37,424,722)	(5,735,590)	(37,478,167)
Accumulated deficit	(298,533,669)	(45,752,286)	(200,151,065)
Total shareholders’ equity attributable to ATA Creativity Global	198,404,863	30,406,875	300,140,073
Total liabilities, mezzanine equity and shareholders’ equity	¥ 200,519,424	$ 30,730,946	¥ 304,058,413